Prepaid expenses and other assets	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other assets	Prepaid expenses and other assets
The following is a table summarizing our prepaid expenses and other current assets as of June 30, 2022 and December 31, 2021:

	As of
In thousands of U.S. dollars	June 30, 2022	December 31, 2021
SSM - prepaid vessel operating expense	$5,741	$3,426
Third party - prepaid vessel operating expenses	3,206	2,610
Prepaid insurance	1,735	880
Other prepaid expenses	1,856	1,038
	$12,538	$7,954